Document and Entity Information	9 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q3
Trading Symbol	MIME
Entity Registrant Name	Mimecast Ltd
Entity Central Index Key	0001644675
Current Fiscal Year End Date	--03-31